Nationwide Life Insurance Company: • Nationwide Variable Account – 4 • Nationwide VLI Separate Account – 6

Prospectus supplement dated June 13, 2007 to
Prospectus dated May 1, 2007

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Your prospectus offers the following underlying mutual funds or sub-accounts as investment options under your contract or policy.  Effective June 30, 2007, these underlying mutual funds or sub-accounts will change names as indicated below.

CURRENT NAME	NEW NAME
Rydex Variable Trust – Inverse OTC Fund	Rydex Variable Trust – Inverse OTC Strategy Fund
Rydex Variable Trust – Inverse Government Long Bond Fund	Rydex Variable Trust – Inverse Government Long Bond Strategy Fund
Rydex Variable Trust – Inverse S&P 500 Fund	Rydex Variable Trust – Inverse S&P 500 Strategy Fund
Rydex Variable Trust – Inverse Dynamic Dow Fund	Rydex Variable Trust – Inverse Dynamic Dow 2x Strategy Fund
Rydex Variable Trust – Inverse Russell 2000 Fund	Rydex Variable Trust – Inverse Russell 2000 Strategy Fund
Rydex Variable Trust – Inverse Mid-Cap Fund	Rydex Variable Trust – Inverse Mid-Cap Strategy Fund
Rydex Variable Trust – Dynamic Weakening Dollar Fund	Rydex Variable Trust – Weakening Dollar 2x Strategy Fund
Rydex Variable Trust – Dynamic S&P 500 Fund	Rydex Variable Trust – S&P 500 2x Strategy Fund
Rydex Variable Trust – Dynamic Dow Fund	Rydex Variable Trust – Dow 2x Strategy Fund
Rydex Variable Trust – Russell 2000 Advantage Fund	Rydex Variable Trust – Russell 2000 1.5x Strategy Fund
Rydex Variable Trust – Dynamic OTC Fund	Rydex Variable Trust – OTC 2x Strategy Fund
Rydex Variable Trust – Dynamic Strengthening Dollar Fund	Rydex Variable Trust – Strengthening Dollar 2x Strategy Fund
Rydex Variable Trust – Government Long Bond Advantage Fund	Rydex Variable Trust – Government Long Bond 1.2x Strategy Fund
Rydex Variable Trust – Mid Cap Advantage Fund	Rydex Variable Trust – Mid-Cap 1.5x Strategy Fund
Rydex Variable Trust – Europe Advantage Fund	Rydex Variable Trust – Europe 1.25x Strategy Fund
Rydex Variable Trust – Japan Advantage Fund	Rydex Variable Trust – Japan 1.25x Strategy Fund